Subsequent events	12 Months Ended
Dec. 31, 2013
Subsequent events
Subsequent events

28.   Subsequent events

  (1) Dividend distribution

        On March 8, 2014, the Company's board of directors declared an annual cash dividends in the aggregate amount of approximately US$24 million to its shareholders of record as of the close of business on April 3, 2014, at US$0.096 per Class A or Class B ordinary share, or US$0.48 per ADS, each representing five Class B ordinary shares of the Company. The dividends were distributed in cash on April 15, 2014.

  (2) Short term loans

        In April 2014, the Group entered into a loan agreement with a bank whereby on April 7, 2014, the Group effectively pledged certain time deposits with a total amount of RMB152,145,000 to secure a bank loan, totaling US$23,000,000 and bearing interest at 1% per annum over 1-month LIBOR. The bank loan will be repaid in April 2015.

        In April 2014, the Group entered into a loan agreement with a bank whereby on April 24, 2014, the Group effectively pledged certain time deposits with a total amount of RMB33,000,000 to secure a bank loan, totaling US$5,000,000 and bearing interest at 1% per annum over 1-month LIBOR. The bank loan will be repaid in April 2015.

  (3) Entered into agreements to acquire shares in Shanda Games

        In April 2014, the Company entered into a share purchase agreement with a wholly owned subsidiary of Shanda Interactive Entertainment Limited, the controlling shareholder of Shanda Games Limited (NASDAQ: GAME), or Shanda Games, to acquire a total of 30,326,005 Class A ordinary shares of Shanda Games, representing approximately 5.6% of the combined total outstanding shares (including Class A ordinary shares and Class B ordinary shares) of Shanda Games as of March 31, 2014, for a total consideration of US$100 million in cash. The purchase is expected to be consummated in 30 days from the date of the share purchase agreement, subject to the satisfaction of customary closing conditions. In addition, the Company has entered into an adherence agreement to become a new member of a consortium in a proposed "going private" transaction with respect to Shanda Games. The proposed "going private" transaction is subject to negotiation and execution of definitive agreements. The Company is still in the process of assessing the accounting treatments related to this transaction.